Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit / (Loss) for the year	$ 342		$ (23,233)		$ 14,975
- Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(27,828)		(121,296)		(21,233)
Cash flow hedge, net of income tax (Note 2)	(19,420)	[1]	(32,195)	[2]	12,608	[3]
- Items that will not be reclassified to profit or loss:
Revaluation surplus net of income tax (Note 12, 14)	(31,929)		405,906		0
Other comprehensive (loss) / income for the year	(79,177)		252,415		(8,625)
Total comprehensive (loss) / income for the year	(78,835)		229,182		6,350
Attributable to:
Equity holders of the parent	(75,437)		213,641		6,322
Non-controlling interest	$ (3,398)		$ 15,541		$ 28

[1]	Net of (6,752) of Income tax.
[2]	Net of 11,322 of Income tax.
[3]	Net of (8,715) of income tax.